Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

(212) 735-3000
Fax:  (212) 735-2000
http://www.skadden.com

   DIRECT DIAL
212-735-3859

      EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM

July 18, 2008

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Gabelli Natural Resources, Gold & Income Trust on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of The Gabelli Natural Resources, Gold & Income Trust (the "Fund") is the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.

If you have any questions or comments or require any additional information in connection with the Registration Statement, please telephone me at (212) 735-3859.

Sincerely,

/s/ Veronica Castillo
Veronica Castillo